Federated Hermes Institutional Prime Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER POIXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2023
At a meeting held February 15, 2024, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”) reviewed and approved the conversion of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a floating net asset value (NAV) fund, from a fund that ordinarily strikes its NAV at three different times each business day (“multi-strike NAV”) at 8:00 a.m., 12:00 p.m., and 3:00 p.m. Eastern time, to a fund that strikes its NAV once each business day (“single-strike NAV”) at 3:00 p.m. Eastern time.
The Board, including the Independent Trustees, approved the conversion in response to operational challenges that will likely be posed by implementing mandatory liquidity fees when they become effective on October 2, 2024 in a multi-strike NAV fund, as this functionality will not be supported without incurring costs to shareholders.
Accordingly, the following changes are effective on or about July 22, 2024.
1. In the summary section of the Prospectus under “Purchase and Sale of Fund Shares,” please delete the second paragraph in its entirety and replace it with the following:
“You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.”
2. In the Prospectus section “What Do Shares Cost?,” under “Calculation of Net Asset Value,” please delete the fourth paragraph (immediately following the bullet points) in its entirety and replace it with the following:
“You can purchase or redeem Shares any day the NYSE is open (a “Regular Business Day”).”
3. In the Prospectus section “What Do Shares Cost?,” under “Calculation of Net Asset Value,” please delete the final paragraph in its entirety and replace it with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem Shares”), it is processed at the next determined NAV. This Fund’s NAV is determined at 3:00 p.m. Eastern time each day the NYSE is open. The time when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
4. In the Prospectus section “How to Purchase Shares,” please delete the section “Through a Financial Intermediary” in its entirety and replace it with the following:
“Through a Financial Intermediary
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
Currently, certain financial intermediaries serve as agents for the Fund for the purpose of determining the time a trade is received in good order. Where a financial intermediary serves as agent, the order is priced at the Fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund’s behalf are priced at the Fund’s NAV next calculated after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.”
5. In the Prospectus section “How to Purchase Shares,” under the section “Directly From the Fund,” please delete the second paragraph under “By Telephone” in its entirety and replace it with the following:
“Your purchase will be priced at the NAV next calculated after the Fund receives your order. NAV is determined at 3:00 p.m. Eastern time. If you call the Fund by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend. If you call the Fund after 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system the next day, you will be entitled to the next day’s trade date and dividend.”
6. In the Prospectus section “How to Purchase Shares,” after the section “By Systematic Investment Program (SIP),” please add the following section:
“BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.”
7. In the Prospectus section “How to Redeem Shares,” after the section “Directly From the Fund,” please delete the first and second paragraphs under “By Telephone” in their entirety and replace them with the following:
“You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. NAV is determined at 3:00 p.m. Eastern time. Receipt of a redemption order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 3:00 p.m. Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.”
8. In the Statement of Additional Information section “What Do Shares Cost?,” under “Determining Market Value of Securities,” please delete the second paragraph in its entirety and replace it with the following:
“You can purchase or redeem Shares any day the NYSE is open.
You may also be able to purchase and redeem Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.”
March 25, 2024

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456744 (3/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER POIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2023
At a meeting held February 15, 2024, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”) reviewed and approved the conversion of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a floating net asset value (NAV) fund, from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time each business day (“multi-strike NAV”) to a fund that strikes its NAV once each business day (“single-strike NAV”) at 3:00 p.m. Eastern time.
The Board, including the Independent Trustees, approved the conversion in response to operational challenges that will likely be posed by implementing mandatory liquidity fees when they go into effect on October 2, 2024 in a multi-strike NAV fund, as this functionality will not be supported without incurring costs to shareholders.
Accordingly, the following changes are effective on or about July 22, 2024.
1. In the Summary Prospectus section under “Purchase and Sale of Fund Shares,” please delete and replace the second paragraph in its entirety and replace it with the following:
“You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.”
March 25, 2024

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456746 (3/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2023
At a meeting held February 15, 2024, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”) reviewed and approved the conversion of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a floating net asset value (“NAV”) fund, from a fund that ordinarily strikes its NAV at three different times each business day (“multi-strike NAV”) at 8:00 a.m., 12:00 noon and 3:00 p.m. Eastern time, to a fund that strikes its NAV once each business day (“single-strike NAV”) at 3:00 p.m. Eastern time.
The Board, including the Independent Trustees, approved the conversion in response to operational challenges that will likely be posed by implementing mandatory liquidity fees when they become effective on October 2, 2024 in a multi-strike NAV fund, as this functionality will not be supported without incurring costs to shareholders.
Accordingly, the following changes are effective on or about July 22, 2024.
1. In the summary section of the Prospectus under “Purchase and Sale of Fund Shares,” please delete the second paragraph in its entirety and replace it with the following:
“You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.”
2. In the Prospectus section “What Do Shares Cost?,” under “Calculation of Net Asset Value,” please delete the fourth paragraph (immediately following the bullet points) in its entirety and replace it with the following:
“You can purchase or redeem Shares any day the NYSE is open (a “Regular Business Day”).”
3. In the Prospectus section “What Do Shares Cost?,” under “Calculation of Net Asset Value,” please delete the final paragraph in its entirety and replace it with the following:
“When the Fund receives your transaction request in proper form (as described in this Prospectus under the sections entitled “How to Purchase Shares” and “How to Redeem Shares”), it is processed at the next determined NAV. This Fund’s NAV is determined at 3:00 p.m. Eastern time each day the NYSE is open. The time when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.”
4. In the Prospectus section “How to Purchase Shares,” please delete the section “Through a Financial Intermediary” in its entirety and replace it with the following:
“Through a Financial Intermediary
Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.
Currently, certain financial intermediaries serve as agents for the Fund for the purpose of determining the time a trade is received in good order. Where a financial intermediary serves as agent, the order is priced at the Fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by the Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on the Fund’s behalf are priced at the Fund’s NAV next calculated after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.”
5. In the Prospectus section “How to Purchase Shares,” under the section “Directly From the Fund,” please delete the second paragraph under “By Telephone” in its entirety and replace it with the following:
“Your purchase will be priced at the NAV next calculated after the Fund receives your order. NAV is determined at 3:00 p.m. Eastern time. If you call the Fund by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend. If you call the Fund after 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system the next day, you will be entitled to the next day’s trade date and dividend.”
6. In the Prospectus section “How to Purchase Shares,” after the section “By Systematic Investment Program (SIP),” please add the following section:
“BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.”
7. In the Prospectus section “How to Redeem Shares,” after the section “Directly From the Fund,” please delete the first and second paragraphs under “By Telephone” in their entirety and replace them with the following:
“You may redeem Shares by calling the Fund at 1-800-341-7400. Your redemption request will be priced at the NAV next calculated after the request is received by the Fund. NAV is determined at 3:00 p.m. Eastern time. Receipt of a redemption order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund by 3:00 p.m. Eastern time, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.”
8. In the Statement of Additional Information section “What Do Shares Cost?,” under “Determining Market Value of Securities,” please delete the second paragraph in its entirety and replace it with the following:
“You can purchase or redeem Shares any day the NYSE is open.
You may also be able to purchase and redeem Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Fund’s Board determines to allow Fund Share transactions on such days. When the Fund holds securities that trade principally in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. This may also occur when the U.S. markets for fixed-income securities are open on a day the NYSE is closed.”
March 25, 2024

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456747 (3/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER POIXX)
SERVICE SHARES (TICKER PRSXX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2023
At a meeting held February 15, 2024, the Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”) reviewed and approved the conversion of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a floating net asset value (“NAV”) fund, from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day (“multi-strike NAV”) to a fund that strikes its NAV once each business day (“single-strike NAV”) at 3:00 p.m. Eastern time.
The Board, including the Independent Trustees, approved the conversion in response to operational challenges that will likely be posed by implementing mandatory liquidity fees when they go into effect on October 2, 2024 in a multi-strike NAV fund, as this functionality will not be supported without incurring costs to shareholders.
Accordingly, the following changes are effective on or about July 22, 2024.
1. In the Summary Prospectus section under “Purchase and Sale of Fund Shares,” please delete and replace the second paragraph in its entirety and replace it with the following:
“You may purchase or redeem Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.”
March 25, 2024

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456745 (3/24)
© 2024 Federated Hermes, Inc.